UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 4888

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Government Fund
February 28, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--112.5%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies--62.0%
Federal Home Loan Banks,
Bonds, Ser. 555	4.13	10/26/07	10,325,000	10,255,410
Federal Home Loan Banks,
Bonds, Ser. 579	4.38	10/3/08	7,000,000	6,951,469
Federal Home Loan Banks,
Bonds, Ser. 584	4.50	10/12/07	18,500,000	18,420,284
Federal Home Loan Banks,
Bonds, Ser. 593	4.63	10/24/07	10,895,000	10,850,581
Federal Home Loan Banks,
Bonds, Ser. 617	4.75	1/11/08	8,760,000	8,736,567
Federal Home Loan Mortgage Corp.,
Notes	4.40	8/22/07	2,500,000	2,489,162
Federal Home Loan Mortgage Corp.,
Notes	4.63	9/15/08	2,240,000	2,233,974
Federal Home Loan Mortgage Corp.,
Notes	5.00	9/17/07	2,900,000	2,896,105
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	5.00	10/18/10	2,760,000	2,745,422
Federal Home Loan Mortgage Corp.,
Notes	5.17	9/27/07	3,750,000 a	3,749,783
Federal Home Loan Mortgage Corp.,
Notes	5.23	7/6/07	7,500,000 a	7,501,620
Federal Home Loan Mortgage Strips,
Notes, Ser. 6 3/4	0.00	9/15/07	2,475,000	2,407,764
Federal National Mortgage
Association Interest Strips,
Notes	0.00	5/15/14	9,600,000	6,796,320
Federal National Mortgage
Association Principal Strips,
Notes	0.00	2/15/08	2,390,000	2,276,862
Federal National Mortgage
Association, Notes	3.13	12/15/07	3,715,000	3,658,116
Federal National Mortgage
Association, Notes, Ser. 1	3.90	2/28/08	6,265,000	6,198,184
Federal National Mortgage
Association, Notes	4.20	6/8/09	5,800,000	5,723,776
Federal National Mortgage
Association, Notes	4.38	9/7/07	2,775,000	2,761,847
Federal National Mortgage
Association, Notes	4.75	8/25/08	3,000,000	2,997,447
Federal National Mortgage
Association, Notes	5.00	2/13/08	2,265,000	2,264,105
Federal National Mortgage
Association, Notes	5.00	2/27/08	10,100,000	10,098,293
Small Business Administration
Participation, Gov't Gtd.
Ctfs., Ser. 20G	6.85	7/1/17	3,150,105	3,269,952
				125,283,043
U.S. Government Agencies/Mortgage-Backed--35.9%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			342,725	329,558
4.00%, 5/1/08 - 4/1/10			18,870,428	18,427,488
4.50%, 2/1/10 - 9/1/14			4,130,657	4,065,377

5.00%, 5/1/10 - 1/1/11	6,569,850	6,540,449
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28	218,474	220,112
Federal National Mortgage Association:
4.00%, 2/1/10 - 10/1/10	4,308,760	4,184,122
4.50%, 11/1/14	1,922,894	1,887,955
5.00%, 12/1/09	1,975,548	1,974,064
5.50%, 9/1/14 - 4/1/16	1,914,916	1,928,304
Whole Loan, Ser. 2001-W2,
Cl. AF6, 6.59%, 10/25/31	3,222,662 a	3,211,576
Whole Loan, Ser. 2001-W1,
Cl. AF6, 6.90%, 7/25/31	1,488,274 a	1,484,336
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	605,091	583,045
Ser. 2004-97, Cl. AB, 3.08%,
4/16/22	689,574	667,636
Ser. 2006-42, Cl. A, 3.30%,
10/16/29	2,495,663	2,384,973
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	1,080,376	1,050,691
Ser. 2003-96, Cl. B, 3.61%,
8/16/18	1,079,972	1,062,064
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,360,980	1,320,277
Ser. 2006-39, Cl. A, 3.77%,
6/16/25	2,475,873	2,399,498
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,014,958	996,872
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	679,844	664,286
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,348,341	1,319,222
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	953,173	929,649
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,422,387	1,396,225
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	301,411	295,558
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	371,928	365,467
Ser. 2006-30, Cl. A, 4.18%,
4/16/28	1,354,233	1,323,926
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,313,435	1,286,328
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,852,778	1,823,739
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,850,276	1,812,638
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	527,143	518,008
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	440,447	433,932
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,060,000	1,043,443
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	783,829	771,693
Ser. 2006-18, Cl. A, 4.97%,
12/16/21	2,894,702	2,879,383

Ser. 2006-32, Cl. A, 5.08%,
1/16/30	928,761	925,945
Vendee Mortgage Trust
Ser. 2001-1, Cl. 2H, 7.00%,
8/15/07	133,166	133,254
		72,641,093
U.S. Treasury Notes--14.6%
4.63%, 2/15/17	29,365,000 b	29,543,950
Total Bonds and Notes
(cost $227,511,394)		227,468,086

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options--.0%
June 2007, 10-Year Futures,
April 2007 @ 108	3,900,000	40,219
3-Month Floor USD Libor-BBA
Interest Rate, January 2009 @ 4	11,300,000	11,822
		52,041
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @ 5.75	47,000,000	52
Total Options
(cost $79,016)		52,093

	Principal
Short-Term Investments--.4%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.86%, 3/8/07
(cost $824,221)	825,000 [c]	824,200

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $552,000)	552,000 [d]	552,000

Total Investments (cost $228,966,631)	113.2%	228,896,379
Liabilities, Less Cash and Receivables	(13.2%)	(26,693,800)
Net Assets	100.0%	202,202,579

a	Variable rate security--interest rate subject to periodic change.
b	Purchased on a delayed delivery basis.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
February 28, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 2/28/2007 ($)

Financial Futures Long
U.S. Treasury 2-Year Notes	403	82,596,109	June 2007	125,937
Financial Futures Short
U.S. Treasury 5-Year Notes	55	(5,827,422)	June 2007	(6,016)
U.S. Treasury 10-Year Notes	392	(42,568,750)	June 2007	(14,445)

U.S. Treasury 30-Year Bonds	74	(8,362,000)	March 2007	45,094
150,570

STATEMENT OF OPTIONS WRITTEN
February 28, 2007 (Unaudited)

	Contracts	Value ($)

Call Option
June 2007, 10-Year Futures,
April 2007 @ 109
(Premiums received $14,378)	78	(42,657)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)